Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15 — Commitments and Contingencies

Legal Matters

Bud & Mary’s Litigation

On September 15, 2022, the Company provided a notice of default to Bud & Mary’s and certain related parties notifying such parties that Bud & Mary’s was in default of its obligations under the Bud & Mary TTK Agreement. On October 5, 2022, Bud & Mary’s filed a complaint in the Superior Court of Massachusetts in Suffolk County, naming the Company as the defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Agreement. While the Company believes the claim is without merit and will continue to vigorously defend itself against Bud & Mary’s allegations, litigation is inherently unpredictable and there can be no assurance that the Company will prevail in this matter.

During the third quarter of 2022, the Company deemed it necessary to fully reserve for the outstanding $14.7 million note receivable balance due to the current litigation and the uncertainty of the customer’s ability to repay the balance. The $14.7 million represents the amount of the contingent loss that the Company has determined to be reasonably possible and estimable. The actual cost of resolving this matter may be higher or lower than the amount the Company has reserved.

If the Company is unable to realize revenue from its TTK Solution offerings on a timely basis or at all, or if it incurs an additional loss as a result of the Bud & Mary’s claim, the Company’s business and financial performance will be adversely affected. On November 14, 2022, the Company filed its answers and affirmative defenses to the Bud &

Mary’s complaint and counterclaims. The Company is seeking, among other relief, monetary damages in connection with the breach of contract, breach of the implied covenant of good faith and fair dealing, unjust enrichment, and enforcement of the guarantees. Bud & Mary’s is permitted to file an amended complaint during October 2023, and Agrify will be permitted to make responsive filings, which may include an answer and counterclaim.

Bowdoin Construction Corp. Litigation

On February 22, 2023, Bowdoin Construction Corp. (“Bowdoin”) filed a complaint (the “Bowdoin Complaint”) in the Superior Court of Massachusetts in Norfolk County naming the Company, Bud & Mary’s and certain related parties as defendants, captioned Bowdoin Construction Corp. v. Agrify Corporation, Bud & Mary’s Cultivation, Inc. and BMLC2, LLC, case no. 2382CV00173. The Bowdoin Complaint relates to a construction contract between Bowdoin and the Company relating to the property that is the subject of the Bud & Mary’s Complaint, and alleges breach of contract by Bud & Mary’s and by the Company due to nonpayment of approximately $6.3 million due under the contract and related indemnification claims and mechanics’ liens. The Company is entitled to indemnification by Bud & Mary’s and intends to vigorously defend this claim.

Mack Molding Co.

In December 2020, the Company entered into a five-year supply agreement with Mack Molding Co. (“Mack”) pursuant to which Mack will become a key supplier of VFUs. In February 2021, the Company placed a purchase order with Mack amounting to approximately $5.2 million towards the initial production of VFUs during 2021. Since February 2021, the Company increased the purchase order with Mack to approximately $26.5 million towards production of VFUs during 2021 and 2022. The Company believed the supply agreement with Mack would provide the Company with increased scaling capabilities and the ability to meet the potential future demand of its customers more efficiently. The supply agreement contemplates that, following an introductory period, the Company will negotiate a minimum percentage of the VFU requirements that the Company will purchase from Mack each year based on the agreed-upon pricing formula. The introductory period is not time-based but rather refers to the production of an initial number of units after which the parties have rights to adjust pricing and negotiate a certain minimum requirements percentage. The Company believed this approach would result in both parties making a more informed decision with respect to the pricing and other terms of the supply agreement with Mack.

On October 11, 2022, the Company received a $9.4 million invoice from Mack for inventory purchased on the Company’s behalf to build VFUs. As part of the terms of the contract manufacturing agreement, Mack had the contractual right to bill the Company for any inventory that had aged greater than nine months. Due to the slowdown in the demand for the VFUs and the lack of a demand forecast that the Company could provide to the vendor, Mack exercised the right to invoice the Company for the slow-moving inventory. As of December 31, 2022, the Company owed Mack $8.4 million for purchased inventory on behalf of the Company to produce VFUs, which is included in accounts payable in the consolidated balance sheet.

On March 2, 2023, Mack filed an arbitration action seeking the amounts owed to Mack for purchased inventory. On October 27, 2023, and effective as of October 18, 2023, Mack and the Company entered into a Modification and Settlement Agreement with respect to the dispute. See Note 17 — Subsequent Events.

TRC Electronics Litigation

The Company was named as a defendant in a complaint filed by TRC Electronics, Inc. (“TRC”) on April 13, 2023 in the United States District Court for the Eastern District of Pennsylvania. In the Complaint, TRC asserts two causes of action against the Company: (1) breach of contract, and (2) promissory estoppel. TRC’s claims are based on allegations that the Company failed to make payments due under three purchase orders for commercial electronics parts. TRC seeks damages in the amount of $565,210, plus attorneys’ fees, costs, and post-judgment interest. The Company has filed an answer denying liability on TRC’s claims and is proceeding with discovery.

Sinclair Scientific Litigation

On June 15, 2023, the Company and its wholly-owned subsidiary Precision Extraction Newco, LLC (“Precision”), filed an Amended Verified Complaint in the Court of Chancery of the State of Delaware against Sinclair Scientific, LLC (“Sinclair”) and certain individual defendants (the “Delaware Action”). The claims filed in the Delaware Action concern various breaches of the Plan of Merger and Equity Purchase Agreement dated September 29, 2021, by and between the Company, Sinclair, Mass2Media, LLC, and certain of their members (the “Merger Agreement”). In response to the Delaware Action, certain of the defendants filed counterclaims for breach of contract and declaratory judgment against the Company and Precision alleging breach of the Merger Agreement. The Company and Precision filed an answer to the counterclaims denying all liability on the claims and discovery in the Delaware Action has recently commenced.

Other Litigation

In September 2023, the Company settled a legal dispute with a specific customer which resulted in the recognition of a gain of approximately $0.9 million, of which $0.3 million was paid in October 2023, with the remaining approximate $0.6 million to be paid in equal monthly installments, beginning in January, 2024. This gain was recognized as part of Other expense, net per the Condensed Consolidated Statement of Operations for the quarter ended September 30, 2023, with the approximate $0.9 million receivable balance recognized as part of Prepaid expenses and other current assets, per the Condensed Consolidated Balance Sheet, as of September 30, 2023. The settlement also resulted in the return of equipment to the Company, in October 2023.

In addition to the above, the Company entered into several additional vendor settlement agreements during the quarter ended September 30, 2023, which resulted in an aggregate gain being recognized for the quarter ended September 30, 2023, and a corresponding reduction in accounts payable owing by the Company, as of September 30, 2023, of approximately $1 million.

Commitments

Supply Agreement with Mack Molding Co.

In December 2020, the Company entered into a five-year supply agreement with Mack Molding Co. (“Mack”) pursuant to which Mack would become a key supplier of VFUs. In February 2021, the Company placed a purchase order with Mack amounting to approximately $5.2 million towards the initial production of VFUs during 2021. Since February 2021, the Company increased the purchase order with Mack to approximately $26.5 million towards production of VFUs during 2021 and 2022. The Company believed the supply agreement with Mack would provide the Company with increased scaling capabilities and the ability to meet the potential future demand of its customers more efficiently. The supply agreement contemplates that, following an introductory period, the Company will negotiate a minimum percentage of the VFU requirements that the Company will purchase from Mack each year based on the agreed-upon pricing formula. The introductory period is not time-based but rather refers to the production of an initial number of units, after which the parties have rights to adjust pricing and negotiate a certain minimum requirements percentage. The Company believed this approach would result in both parties making a more informed decision with respect to the pricing and other terms of the supply agreement with Mack.

On October 11, 2022, the Company received a $9.4 million invoice from Mack for inventory purchased on the Company’s behalf to build VFUs. As part of the terms of the contract manufacturing agreement, Mack had the contractual right to bill the Company for any inventory that had aged greater than nine months. Due to the slowdown in the demand for the VFUs and the lack of a demand forecast that the Company could provide to the vendor, Mack exercised the right to invoice the Company for the slow-moving inventory. As of June 30, 2023, the Company owed

Mack $8.4 million for purchased inventory on behalf of the Company to produce VFUs, which is included in accounts payable in the consolidated balance sheet. On October 27, 2023, and effective as of October 18, 2023, Mack and the Company entered into a Modification and Settlement Agreement with respect to the dispute. See Note 17 — Subsequent Events.

Distribution Agreements with Related Party — Bluezone Products, Inc.

On September 7, 2019, the Company entered into a distribution agreement with Bluezone Products, Inc. (“Bluezone”) for distribution rights to the Bluezone products with certain exclusivity rights. The agreement requires minimum purchases amounting to $0.5 million and $0.6 million for the first and second contract anniversary years. The agreement auto-renews for successive one-year periods unless earlier terminated. In March 2021, the Company notified Bluezone of the non-renewal of the agreement which means it ended on May 31, 2021. The Company exceeded the minimum purchase amount for the first year and purchased approximately $0.3 million of the committed $0.7 million second-year purchases through December 31, 2021. Bluezone is a related party to the Company.

Committed Purchase Agreement with Related Party–4D Bios, Inc.

On September 18, 2021, the Company entered into an amended purchase agreement with 4D Bios, Inc. (“4D”) to secure purchases of horticultural equipment. The original agreement required minimum purchases of between $577 dollars and $607 dollars per unit of 4D products until December 31, 2020. The amended agreement requires minimum purchases of $582 dollars per unit with a final payment of approximately $0.9 million paid to 4D. 4D is a related party to the Company. The Company settled all outstanding commitments, leaving no open committed purchases as of December 31, 2021.

Committed Purchase Agreement with Related Party — Ora Pharm

In June 2022, the Company entered into an agreement with Ora Pharm (“Ora”) pursuant to which Ora will purchase approximately $1.6 million in equipment from the Company, and Ora may purchase software services from the Company in the future. Stuart Wilcox, the Company’s former Chief Operating Officer, is the Chairman of Ora.

Other Commitments and Contingencies

The Company is potentially subject to claims related to various non-income taxes (such as sales, value-added, consumption, and similar taxes) from various tax authorities, including in jurisdictions in which the Company already collects and remits such taxes. If the relevant taxing authorities successfully pursue these claims, the Company could be subject to additional tax liabilities.

Refer to Note 8 — Debt, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum debt payments. Refer to Note 9 — Leases, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum lease payments under operating and financing lease liabilities. Refer to Note 13 — Income Taxes, included elsewhere in the notes to the consolidated financial statements for information regarding income tax contingencies.

Note 17 — Commitments and Contingencies

Legal Matters

Bud & Mary’s Litigation

On September 15, 2022, the Company provided a notice of default to Bud & Mary’s and certain related parties notifying such parties that Bud & Mary’s was in default of its obligations under the Bud & Mary TTK Agreement. On October 5, 2022, Bud & Mary’s filed a complaint in the Superior Court of Massachusetts in Suffolk County, naming the Company as the defendant. Bud & Mary’s is seeking, among other relief, monetary damages in connection with alleged unfair or deceptive trade practices, breach of contract and conversion arising from the Agreement. While the Company believes the claim is without merit and will continue to vigorously defend itself against Bud & Mary’s allegations, litigation is inherently unpredictable and there can be no assurance that the Company will prevail in this matter.

During the third quarter of 2022, the Company deemed it necessary to fully reserve for the outstanding $14.7 million note receivable balance due to the current litigation and the uncertainty of the customer’s ability to repay the balance. The $14.7 million represents the amount of the contingent loss that the Company has determined to be reasonably possible and estimable. The actual cost of resolving this matter may be higher or lower than the amount the Company has reserved.

If the Company is unable to realize revenue from its TTK Solution offerings on a timely basis or at all, or if it incurs an additional loss as a result of the Bud & Mary’s claim, the Company’s business and financial performance will be adversely affected. On November 14, 2022, the Company filed its answers and affirmative defenses to the Bud & Mary’s complaint and counterclaims. The Company is seeking, among other relief, monetary damages in connection with the breach of contract, breach of the implied covenant of good faith and fair dealing, unjust enrichment, and enforcement of the guarantees. Bud & Mary’s is permitted to file an amended complaint, and Agrify will be permitted to make responsive filings, which may include an answer and counterclaim.

Bowdoin Construction Corp. Litigation

On February 22, 2023, Bowdoin Construction Corp. (“Bowdoin”) filed a complaint (the “Bowdoin Complaint”) in the Superior Court of Massachusetts in Norfolk County naming the Company, Bud & Mary’s and certain related parties as defendants, captioned Bowdoin Construction Corp. v. Agrify Corporation, Bud & Mary’s Cultivation, Inc. and BMLC2, LLC, case no. 2382CV00173. The Bowdoin Complaint relates to a construction contract between Bowdoin and the Company relating to the property that is the subject of the Bud & Mary’s Complaint, and alleges breach of contract by Bud & Mary’s and by the Company due to nonpayment of approximately $7.0 million due under the contract and related indemnification claims and mechanics’ liens. Certain of Bowdoin’s subcontractors have filed ancillary civil actions, some seeking direct recovery of sums (which sums are understood to be subsumed in/covered by Bowdoin’s claims) against the Company. The Company is entitled to indemnification by Bud & Mary’s and intends to vigorously defend this and ancillary claim(s).

Mack Molding Co.

In December 2020, the Company entered into a five-year supply agreement with Mack Molding Co. (“Mack”) pursuant to which Mack will become a key supplier of VFUs. In February 2021, the Company placed a purchase order with Mack amounting to approximately $5.2 million towards the initial production of VFUs during 2021. Since February 2021, the Company increased the purchase order with Mack to approximately $26.5 million towards production of VFUs during 2021 and 2022. The Company believed the supply agreement with Mack would provide the Company with increased scaling capabilities and the ability to meet the potential future demand of its customers more efficiently. The supply agreement contemplates that, following an introductory period, the Company will negotiate a minimum percentage of the VFU requirements that the Company will purchase from Mack each year based on the agreed-upon pricing formula. The introductory period is not time-based but rather refers to the production of an initial number of units after which the parties have rights to adjust pricing and negotiate a certain minimum requirements percentage. The Company believed this approach would result in both parties making a more informed decision with respect to the pricing and other terms of the supply agreement with Mack.

On October 11, 2022, the Company received a $9.4 million invoice from Mack for inventory purchased on the Company’s behalf to build VFUs. As part of the terms of the contract manufacturing agreement, Mack had the contractual right to bill the Company for any inventory that had aged greater than nine months. Due to the slowdown in the demand for the VFUs and the lack of a demand forecast that the Company could provide to the vendor, Mack exercised the right to invoice the Company for the slow-moving inventory. As of December 31, 2022, the Company owed Mack $8.4 million for purchased inventory on behalf of the Company to produce VFUs, which is included in accounts payable in the consolidated balance sheet.

On March 2, 2023, Mack filed an arbitration action seeking the amounts owed to Mack for purchased inventory. On October 27, 2023, and effective as of October 18, 2023, Mack and the Company entered into a Modification and Settlement Agreement with respect to the dispute. See Note 19 — Subsequent Events.

TRC Electronics Litigation

The Company was named as a defendant in a complaint filed by TRC Electronics, Inc. (“TRC”) on April 13, 2023 in the United States District Court for the Eastern District of Pennsylvania. In the Complaint, TRC asserts two causes of action against the Company: (1) breach of contract, and (2) promissory estoppel. TRC’s claims are based on allegations that the Company failed to make payments due under three purchase orders for commercial electronics parts. TRC seeks damages in the amount of $565,210, plus attorneys’ fees, costs, and post-judgment interest. The Company has filed an answer denying liability on TRC’s claims and is proceeding with discovery.

Sinclair Scientific Litigation

On June 15, 2023, the Company and its wholly-owned subsidiary Precision Extraction Newco, LLC (“Precision”), filed an Amended Verified Complaint in the Court of Chancery of the State of Delaware against Sinclair Scientific, LLC (“Sinclair”) and certain individual defendants (the “Delaware Action”). The claims filed in the Delaware Action concern various breaches of the Plan of Merger and Equity Purchase Agreement dated September 29, 2021, by and between the Company, Sinclair, Mass2Media, LLC, and certain of their members (the “Merger Agreement”). In response to the Delaware Action, certain of the defendants filed counterclaims for breach of contract and declaratory judgment against the Company and Precision alleging breach of the Merger Agreement. The Company and Precision filed an answer to the counterclaims denying all liability on the claims and discovery in the Delaware Action has recently commenced.

Commitments

Supply Agreement with Mack Molding Co.

In December 2020, the Company entered into a five-year supply agreement with Mack Molding Co. (“Mack”) pursuant to which Mack would become a key supplier of VFUs. In February 2021, the Company placed a purchase order with Mack amounting to approximately $5.2 million towards the initial production of VFUs during 2021. Since February 2021, the Company increased the purchase order with Mack to approximately $26.5 million towards production of VFUs during 2021 and 2022. The Company believed the supply agreement with Mack would provide the Company with increased scaling capabilities and the ability to meet the potential future demand of its customers more efficiently. The supply agreement contemplates that, following an introductory period, the Company will negotiate a minimum percentage of the VFU requirements that the Company will purchase from Mack each year based on the agreed-upon pricing formula. The introductory period is not time-based but rather refers to the production of an initial number of units, after which the parties have rights to adjust pricing and negotiate a certain minimum requirements percentage. The Company believed this approach would result in both parties making a more informed decision with respect to the pricing and other terms of the supply agreement with Mack.

On October 11, 2022, the Company received a $9.4 million invoice from Mack for inventory purchased on the Company’s behalf to build VFUs. As part of the terms of the contract manufacturing agreement, Mack had the contractual right to bill the Company for any inventory that had aged greater than nine months. Due to the slowdown in the demand for the VFUs and the lack of a demand forecast that the Company could provide to the vendor, Mack exercised the right to invoice the Company for the slow-moving inventory. As of December 31, 2022, the Company owed Mack $8.4 million for purchased inventory on behalf of the Company to produce VFUs, which is included in accounts payable in the consolidated balance sheet. On October 27, 2023, and effective as of October 18, 2023, Mack and the Company entered into a Modification and Settlement Agreement with respect to the dispute. See Note 19 — Subsequent Events.

Distribution Agreements with Related Party — Bluezone Products, Inc.

On September 7, 2019, the Company entered into a distribution agreement with Bluezone Products, Inc. (“Bluezone”) for distribution rights to the Bluezone products with certain exclusivity rights. The agreement requires minimum purchases amounting to $480 thousand and $600 thousand for the first and second contract anniversary years. The agreement auto-renews for successive one-year periods unless earlier terminated. In March 2021, the Company notified Bluezone of the non-renewal of the agreement which means it ended on May 31, 2021. The Company exceeded the minimum purchase amount for the first year and purchased approximately $309 thousand of the committed $660 thousand second-year purchases through December 31, 2021. Bluezone is a related party to the Company.

Committed Purchase Agreement with Related Party — 4D Bios, Inc.

On September 18, 2021, the Company entered into an amended purchase agreement with 4D Bios, Inc. (“4D”) to secure purchases of horticultural equipment. The original agreement required minimum purchases of between $577 dollars and $607 dollars per unit of 4D products until December 31, 2020. The amended agreement requires minimum purchases of $582 dollars per unit with a final payment of approximately $864 thousand paid to 4D. 4D is a related party to the Company. The Company settled all outstanding commitments, leaving no open committed purchases as of December 31, 2021.

Committed Purchase Agreement with Related Party — Ora Pharm

In June 2022, the Company entered into an agreement with Ora Pharm (“Ora”) pursuant to which Ora will purchase approximately $1.6 million in equipment from the Company, and Ora may purchase software services from the Company in the future. Stuart Wilcox, the Company’s former Chief Operating Officer, is the Chairman of Ora.

Other Commitments and Contingencies

The Company is potentially subject to claims related to various non-income taxes (such as sales, value-added, consumption, and similar taxes) from various tax authorities, including in jurisdictions in which the Company already collects and remits such taxes. If the relevant taxing authorities successfully pursue these claims, the Company could be subject to additional tax liabilities.

Refer to Note 9 — Debt, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum debt payments. Refer to Note 10 — Leases, included elsewhere in the notes to the consolidated financial statements for details of the Company’s future minimum lease payments under operating and financing lease liabilities. Refer to Note 15 — Income Taxes, included elsewhere in the notes to the consolidated financial statements for information regarding income tax contingencies.